Consolidated Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 26.3%
Communication Services 1.1%
AT&T, Inc., 2.45%, 6/30/2020	8,310,000	8,278,626
Charter Communications Operating LLC, 3.579%, 7/23/2020	1,240,000	1,249,014
Clear Channel Worldwide Holdings, Inc., 144A, 9.25%, 2/15/2024	350,000	371,000
CommScope Finance LLC, 144A, 5.5%, 3/1/2024	1,665,000	1,702,945
Discovery Communications LLC:
2.2%, 9/20/2019	1,935,000	1,927,182
144A, 3.5%, 6/15/2022	4,993,000	4,998,541
DISH DBS Corp., 7.875%, 9/1/2019	2,700,000	2,733,750
Interpublic Group of Companies, Inc., 3.5%, 10/1/2020	2,540,000	2,561,893
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	3,161,000	3,141,244
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	387,500	387,384
Tencent Holdings Ltd., 144A, 3-month USD-LIBOR + 0.605%, 3.366% *, 1/19/2023	1,650,000	1,636,566
VEON Holdings BV, 144A, 3.95%, 6/16/2021	1,910,000	1,883,184
		30,871,329
Consumer Discretionary 4.2%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	2,618,000	2,680,178
BMW U.S. Capital LLC:
144A, 1.5%, 4/11/2019	2,440,000	2,439,315
144A, 2.7%, 4/6/2022	8,400,000	8,364,011
D.R. Horton, Inc., 2.55%, 12/1/2020	2,755,000	2,735,792
Daimler Finance North America LLC:
144A, 1.5%, 7/5/2019	5,770,000	5,750,753
144A, 2.2%, 5/5/2020	2,110,000	2,093,296
144A, 3.35%, 5/4/2021	5,958,000	5,994,656
144A, 3.4%, 2/22/2022	5,000,000	5,044,196
Ford Motor Credit Co., LLC:
2.021%, 5/3/2019	3,430,000	3,426,871
2.343%, 11/2/2020	4,000,000	3,911,150
2.425%, 6/12/2020	3,750,000	3,700,778
General Motors Co., 3-month USD-LIBOR + 0.900%, 3.501% *, 9/10/2021	5,000,000	4,959,147
General Motors Financial Co., Inc.:
3.2%, 7/13/2020	4,000,000	4,006,649
3.7%, 11/24/2020	4,000,000	4,032,691
3-month USD-LIBOR + 0.990%, 3.785% *, 1/5/2023	7,000,000	6,792,702
Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	6,500,000	6,571,405
Hyundai Capital America:
144A, 1.75%, 9/27/2019	3,500,000	3,480,956
144A, 2.0%, 7/1/2019	3,360,000	3,352,614
144A, 3.45%, 3/12/2021	3,333,000	3,339,078
144A, 3-month USD-LIBOR + 0.940%, 3.744% *, 7/8/2021	5,000,000	4,999,006
Hyundai Capital Services, Inc., 144A, 2.625%, 9/29/2020	4,000,000	3,962,919
Nissan Motor Acceptance Corp.:
144A, 2.15%, 7/13/2020	4,860,000	4,795,009
144A, 2.6%, 9/28/2022	4,000,000	3,893,910
144A, 3.65%, 9/21/2021	2,612,000	2,626,088
PACCAR Financial Corp., 3-month USD-LIBOR + 0.260%, 2.957% *, 5/10/2021	11,816,000	11,821,626
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	90,000	90,000
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	3,020,000	3,016,437
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,695,000	1,697,119
		119,578,352
Consumer Staples 1.3%
Altria Group, Inc., 3.49%, 2/14/2022	3,130,000	3,179,123
BAT Capital Corp., 2.764%, 8/15/2022	7,890,000	7,759,297
Conagra Brands, Inc., 3-month USD-LIBOR + 0.750%, 3.511% *, 10/22/2020	1,670,000	1,667,974
Constellation Brands, Inc., 3-month USD-LIBOR + 0.700%, 3.384% *, 11/15/2021	3,140,000	3,141,616
General Mills, Inc., 3-month USD-LIBOR + 0.540%, 3.319% *, 4/16/2021	1,418,000	1,415,347
Keurig Dr Pepper, Inc., 144A, 3.551%, 5/25/2021	6,708,000	6,780,202
Kraft Heinz Foods Co.:
2.8%, 7/2/2020	3,945,000	3,939,964
3.5%, 7/15/2022	4,000,000	4,037,975
MARB BondCo PLC, 144A, 6.875%, 1/19/2025	3,000,000	2,917,500
Natura Cosmeticos SA, 144A, 5.375%, 2/1/2023	3,625,000	3,615,937
		38,454,935
Energy 1.6%
Andeavor Logistics LP, 3.5%, 12/1/2022	605,000	611,110
Buckeye Partners LP, 4.15%, 7/1/2023	2,010,000	2,050,514
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (a)	3,500,000	3,443,125
Chesapeake Energy Corp., 7.0%, 10/1/2024 (a)	3,555,000	3,546,113
Enbridge, Inc., 2.9%, 7/15/2022	2,395,000	2,388,023
Energy Transfer Operating LP:
4.15%, 10/1/2020	3,920,000	3,983,133
4.25%, 3/15/2023	1,170,000	1,200,382
EQT Corp., 2.5%, 10/1/2020	7,715,000	7,609,855
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,612,635
Petroleos Mexicanos:
5.375%, 3/13/2022	857,000	874,791
6.375%, 2/4/2021	3,000,000	3,111,000
Precision Drilling Corp., 6.5%, 12/15/2021	1,370,346	1,380,623
Range Resources Corp., 5.0%, 8/15/2022	2,800,000	2,772,000
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	4,000,000	3,800,000
Sunoco LP, 4.875%, 1/15/2023	1,220,000	1,239,398
Transocean Guardian Ltd., 144A, 5.875%, 1/15/2024	448,875	455,608
Whiting Petroleum Corp., 5.75%, 3/15/2021	3,000,000	3,034,500
		45,112,810
Financials 12.5%
ABN AMRO Bank NV:
144A, 2.45%, 6/4/2020	3,581,000	3,566,522
144A, 3.4%, 8/27/2021	5,635,000	5,703,589
AerCap Ireland Capital DAC:
3.95%, 2/1/2022	3,485,000	3,529,979
4.875%, 1/16/2024	2,350,000	2,443,616
AIG Global Funding, 144A, 1.9%, 10/6/2021	6,600,000	6,404,062
Air Lease Corp.:
2.125%, 1/15/2020	4,070,000	4,048,063
4.625%, 10/1/2028	3,551,000	3,574,600
Aircastle Ltd.:
4.4%, 9/25/2023	4,345,000	4,424,477
5.5%, 2/15/2022	4,000,000	4,196,142
Ares Capital Corp., 3.5%, 2/10/2023	8,000,000	7,779,487
Australia & New Zealand Banking Group Ltd., 2.7%, 11/16/2020	6,000,000	5,994,402
AXA Equitable Holdings, Inc., 3.9%, 4/20/2023	14,680,000	15,038,985
Banco BTG Pactual SA, 144A, 5.5%, 1/31/2023	1,365,000	1,358,625
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021	1,640,000	1,619,516
Banco Hipotecario SA, 144A, 9.75%, 11/30/2020	2,000,000	1,987,520
Banco Santander SA, 3.125%, 2/23/2023	7,600,000	7,510,771
Bank of America Corp., 3.499%, 5/17/2022	5,000,000	5,058,537
Barclays PLC, 4.61%, 2/15/2023	8,000,000	8,165,008
BPCE SA:
144A, 2.75%, 1/11/2023	6,000,000	5,936,499
144A, 3.0%, 5/22/2022	1,500,000	1,484,100
Capital One Financial Corp., 2.5%, 5/12/2020	4,445,000	4,432,429
CBQ Finance Ltd., 144A, 7.5%, 11/18/2019	3,000,000	3,065,460
Citibank NA:
3.165%, 2/19/2022	5,000,000	5,020,010
3-month USD-LIBOR + 0.570%, 3.342% *, 7/23/2021	7,315,000	7,339,419
Citizens Bank NA:
2.2%, 5/26/2020	3,045,000	3,021,720
3.25%, 2/14/2022	2,716,000	2,741,064
Compass Bank:
3-month USD-LIBOR + 0.730%, 3.331% *, 6/11/2021	14,000,000	13,925,399
3.5%, 6/11/2021	2,000,000	2,015,702
Credit Agricole SA, 144A, 3.375%, 1/10/2022	10,000,000	10,060,920
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023	5,000,000	5,017,170
Discover Bank:
3.35%, 2/6/2023	3,085,000	3,101,672
4.682%, 8/9/2028	4,500,000	4,578,480
FS KKR Capital Corp., 4.25%, 1/15/2020	5,250,000	5,257,176
Global Bank Corp., 144A, 4.5%, 10/20/2021	5,125,000	5,171,125
HSBC Holdings PLC:
2.95%, 5/25/2021	10,000,000	10,006,284
3-month USD-LIBOR + 0.600%, 3.283% *, 5/18/2021	4,111,000	4,108,794
Huarong Finance 2017 Co., Ltd., REG S, 3.375%, 1/24/2020	3,500,000	3,494,761
Huntington National Bank, 3.125%, 4/1/2022	1,840,000	1,853,778
ICICI Bank Ltd., 144A, 3.5%, 3/18/2020	3,000,000	3,004,893
ING Groep NV:
3.15%, 3/29/2022	1,580,000	1,580,785
3-month USD-LIBOR + 1.000%, 3.6% *, 10/2/2023	6,000,000	5,980,384
Intercontinental Exchange, Inc., 3.45%, 9/21/2023	2,825,000	2,889,088
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	4,455,000	4,337,923
JPMorgan Chase & Co., 3-month USD-LIBOR + 0.610%, 3.225% *, 6/18/2022	6,000,000	5,993,105
Macquarie Bank Ltd., 144A, 2.85%, 1/15/2021	6,000,000	5,999,212
Metropolitan Life Global Funding I, 144A, 3-month USD-LIBOR + 0.400%, 2.997% *, 6/12/2020	3,820,000	3,830,892
Morgan Stanley, Series F, 5.625%, 9/23/2019	6,000,000	6,078,134
NatWest Markets PLC:
144A, 3-month USD-LIBOR + 1.400%, 4.001% *, 9/29/2022	8,000,000	8,008,036
5.625%, 8/24/2020	5,000,000	5,157,321
Nordea Bank ABP, 144A, 1.625%, 9/30/2019	3,030,000	3,011,492
Principal Life Global Funding II, 144A, 1.5%, 4/18/2019	2,415,000	2,413,752
Regions Financial Corp., 3.2%, 2/8/2021	11,007,000	11,090,564
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,146,544
Santander UK PLC, 2.125%, 11/3/2020	6,545,000	6,473,177
Skandinaviska Enskilda Banken AB, 144A, 3-month USD-LIBOR + 0.430%, 3.113% *, 5/17/2021	10,000,000	9,998,920
Standard Chartered PLC:
144A, 2.25%, 4/17/2020	6,000,000	5,946,270
144A, 4.247%, 1/20/2023	2,080,000	2,113,028
Sumitomo Mitsui Banking Corp., 3-month USD-LIBOR + 0.370%, 3.149% *, 10/16/2020	5,000,000	5,004,053
Suncorp-Metway Ltd.:
144A, 2.1%, 5/3/2019	2,615,000	2,613,369
144A, 2.375%, 11/9/2020	7,000,000	6,947,309
SunTrust Bank, 3.525%, 10/26/2021	4,500,000	4,546,823
Svenska Handelsbanken AB, Series FR56, 3-month USD-LIBOR + 0.470%, 3.121% *, 5/24/2021	10,000,000	10,030,618
Synchrony Bank:
3.0%, 6/15/2022	9,310,000	9,187,278
3.65%, 5/24/2021	4,234,000	4,273,032
Synchrony Financial, 3.0%, 8/15/2019	4,000,000	4,000,823
The Goldman Sachs & Co., 3.2%, 6/5/2020	1,880,000	1,891,614
The Goldman Sachs Group, Inc., 2.0%, 4/25/2019	5,450,000	5,447,362
Westpac Banking Corp., 1.6%, 8/19/2019	9,525,000	9,487,813
		357,519,477
Health Care 0.6%
Bayer U.S. Finance II LLC, 144A, 3-month USD-LIBOR + 0.630%, 3.232% *, 6/25/2021	5,500,000	5,452,451
Becton, Dickinson & Co.:
2.133%, 6/6/2019	4,000,000	3,994,482
3-month USD-LIBOR + 0.875%, 3.476% *, 12/29/2020	2,830,000	2,830,260
Mylan NV, 3.15%, 6/15/2021	2,500,000	2,492,712
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019	1,849,000	1,840,456
		16,610,361
Industrials 1.5%
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,675,000	1,704,312
Bombardier, Inc., 144A, 6.0%, 10/15/2022 (a)	3,000,000	3,026,250
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,510,000	2,536,606
Colfax Corp., 144A, 6.0%, 2/15/2024	775,000	806,969
DAE Funding LLC, 144A, 5.25%, 11/15/2021	3,000,000	3,060,000
Delta Air Lines, Inc., 3.4%, 4/19/2021	3,636,000	3,650,854
Fortive Corp., 1.8%, 6/15/2019	113,000	112,528
Harris Corp., 2.7%, 4/27/2020	570,000	567,866
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	2,450,000	2,437,750
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024 (b)	2,065,000	2,065,000
Ryder System, Inc.:
3.5%, 6/1/2021	3,815,000	3,850,213
3.65%, 3/18/2024	5,840,000	5,956,818
Spirit AeroSystems, Inc., 3-month USD-LIBOR + 0.800%, 3.411% *, 6/15/2021	4,390,000	4,363,546
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	3,500,000	3,432,982
United Technologies Corp., 3.35%, 8/16/2021	2,685,000	2,720,918
Wabtec Corp., 3-month USD-LIBOR + 1.300%, 3.911% *, 9/15/2021	1,470,000	1,468,266
		41,760,878
Information Technology 1.2%
Broadcom Corp., 2.375%, 1/15/2020	5,000,000	4,973,251
Broadcom, Inc., 144A, 3.125%, 4/15/2021 (b)	5,613,000	5,606,377
Dell International LLC, 144A, 5.875%, 6/15/2021	685,000	697,841
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,545,000	4,464,758
Hewlett Packard Enterprise Co., 3-month USD-LIBOR + 0.720%, 3.515% *, 10/5/2021	2,090,000	2,082,070
Microchip Technology, Inc., 144A, 3.922%, 6/1/2021	4,353,000	4,391,201
NXP BV, 144A, 4.625%, 6/1/2023	5,961,000	6,190,498
Seagate HDD Cayman, 4.25%, 3/1/2022	1,250,000	1,253,409
VMware, Inc., 2.95%, 8/21/2022	4,800,000	4,749,086
		34,408,491
Materials 1.1%
AK Steel Corp., 7.625%, 10/1/2021	3,000,000	3,007,500
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020	5,000,000	5,084,000
CF Industries, Inc., 144A, 3.4%, 12/1/2021	680,000	679,892
Chemours Co., 6.625%, 5/15/2023	2,069,000	2,139,015
DowDuPont, Inc., 3.766%, 11/15/2020	3,630,000	3,696,297
Glencore Funding LLC, 144A, 4.125%, 3/12/2024	4,640,000	4,684,882
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	310,500
International Flavors & Fragrances, Inc., 3.4%, 9/25/2020	2,050,000	2,062,321
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,483,575
Syngenta Finance NV, 144A, 3.698%, 4/24/2020	2,571,000	2,580,154
The Mosaic Co., 3.25%, 11/15/2022	4,190,000	4,201,052
The Sherwin-Williams Co., 2.25%, 5/15/2020	3,155,000	3,136,259
		33,065,447
Real Estate 0.7%
Equinix, Inc., (REIT), 5.375%, 1/1/2022	2,700,000	2,770,875
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021	455,000	457,275
Office Properties Income Trust, (REIT), 3.6%, 2/1/2020	8,686,000	8,698,092
Qatari Diar Finance Co., 144A, 5.0%, 7/21/2020	3,000,000	3,067,518
SBA Communications Corp., (REIT), 4.0%, 10/1/2022	1,800,000	1,806,480
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,833,044
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	565,000	574,381
		20,207,665
Utilities 0.5%
CenterPoint Energy, Inc., 3.6%, 11/1/2021	2,030,000	2,060,026
Dominion Energy, Inc., Series B, 1.6%, 8/15/2019	1,730,000	1,721,823
Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022	4,740,000	4,698,814
NextEra Energy Capital Holdings, Inc.:
2.3%, 4/1/2019	885,000	885,000
Series H, 3.342%, 9/1/2020	4,966,000	5,002,015
		14,367,678
Total Corporate Bonds (Cost $751,658,062)		751,957,423
Mortgage-Backed Securities Pass-Throughs 0.6%
Federal Home Loan Mortgage Corp., 3.515% *, 6/1/2042	9,158,443	9,460,298
Federal National Mortgage Association, 2.504% *, 9/1/2042	6,884,106	7,102,386
Total Mortgage-Backed Securities Pass-Throughs (Cost $16,485,861)		16,562,684
Asset-Backed 8.9%
Automobile Receivables 3.1%
AmeriCredit Automobile Receivables Trust:
"B", Series 2016-3, 1.8%, 10/8/2021	6,610,000	6,571,324
"A3", Series 2017-2, 1.98%, 12/20/2021	4,594,555	4,576,402
"C", Series 2016-2, 2.87%, 11/8/2021	1,500,000	1,499,939
"C", Series 2016-1, 2.89%, 1/10/2022	4,000,000	4,000,534
"D", Series 2017-1, 3.13%, 1/18/2023	6,830,000	6,844,789
"D", Series 2015-3, 3.34%, 8/8/2021	9,000,000	9,034,317
Avis Budget Rental Car Funding AESOP LLC, "B", Series 2014-2A, 144A, 3.29%, 2/20/2021	1,500,000	1,498,757
Canadian Pacer Auto Receivables Trust:
"A2A", Series 2018-1A, 144A, 2.7%, 8/19/2020	2,447,782	2,446,773
"A2A", Series 2018-2A, 144A, 3.0%, 6/21/2021	2,080,000	2,083,296
"B", Series 2018-2A, 144A, 3.63%, 1/19/2024	1,500,000	1,533,355
Capital Auto Receivables Asset Trust, "A4", Series 2017-1, 144A, 2.22%, 3/21/2022	1,280,000	1,269,899
CarMax Auto Owner Trust, "A3", Series 2016-1, 1.61%, 11/16/2020	920,952	918,556
CPS Auto Receivables Trust:
"C", Series 2016-B, 144A, 4.22%, 3/15/2022	12,000,000	12,064,334
"D", Series 2016-A, 144A, 5.0%, 12/15/2021	6,000,000	6,089,954
"D", Series 2014-A, 144A, 5.11%, 2/18/2020	2,746,284	2,746,280
"D", Series 2014-D, 144A, 5.33%, 11/16/2020	1,300,000	1,318,500
CPS Auto Trust, "C", Series 2016-D, 144A, 2.9%, 1/17/2023	2,000,000	1,997,219
Ford Credit Auto Owner Trust:
"A3", Series 2016-A, 1.39%, 7/15/2020	340,546	340,226
"A", Series 2014-1, 144A, 2.26%, 11/15/2025	4,000,000	3,998,015
Foursight Capital Automobile Receivables Trust, "B", Series 2018-2, 144A, 3.8%, 11/15/2023	2,110,000	2,150,436
Navistar Financial Dealer Note Master Owner Trust II, "A", Series 2018-1, 144A, 1-month USD-LIBOR + 0.630%, 3.116% *, 9/25/2023	2,080,000	2,083,097
Santander Drive Auto Receivables Trust:
"C", Series 2015-4, 2.97%, 3/15/2021	1,482,456	1,482,811
"B", Series 2018-2, 3.03%, 9/15/2022	3,180,000	3,185,575
"C", Series 2018-5, 3.81%, 12/16/2024	4,000,000	4,059,687
Tesla Auto Lease Trust, "A", Series 2018-B, 144A, 3.71%, 8/20/2021	2,068,554	2,092,107
Toyota Auto Receivables Owner Trust, "A3", Series 2016-A, 1.25%, 3/16/2020	474,765	474,258
World Omni Select Auto Trust, "B", Series 2018-1A, 144A, 3.68%, 7/15/2023	1,630,000	1,657,070
		88,017,510
Credit Card Receivables 0.6%
Master Credit Card Trust II, "C", Series 2017-1A, 144A, 3.06%, 7/21/2021	4,370,000	4,356,288
Synchrony Card Issuance Trust, "A", Series 2018-A1, 3.38%, 9/15/2024	4,560,000	4,638,476
Synchrony Credit Card Master Note Trust, "C", Series 2017-2, 3.01%, 10/15/2025	3,291,836	3,265,060
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	6,000,000	5,900,106
		18,159,930
Miscellaneous 5.1%
A Voce CLO Ltd., "A1R", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.160%, 3.947% *, 7/15/2026	2,722,790	2,723,188
ALM VIII Ltd., "A1R", Series 2013-8A, 144A, 3-month USD-LIBOR + 1.490%, 4.277% *, 10/15/2028	3,750,000	3,752,539
Apidos CLO XXIV, "A1BR", Series 2016-24A,144A, 3-month USD-LIBOR + 1.450%, 3.684% *, 10/20/2030	5,100,000	5,033,368
Ares XXXIII CLO Ltd., "A1R", Series 2015-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.949% *, 12/5/2025	5,630,000	5,639,639
Babson CLO Ltd., "BR", Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 4.161% *, 1/20/2031	2,000,000	1,960,184
BlueMountain CLO Ltd., "A1R", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.400%, 4.161% *, 1/20/2029	7,000,000	7,000,133
BlueMountain Fuji U.S. CLO II Ltd., "A1B", Series 2017-2A, 144A, 3-month USD-LIBOR + 1.350%, 4.111% *, 10/20/2030	4,000,000	3,907,968
Bristol Park CLO Ltd., "A", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.420%, 4.207% *, 4/15/2029	6,250,000	6,263,294
Carlyle Global Market Strategies CLO Ltd., "BR2", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.400%, 4.173% *, 4/17/2031	6,000,000	5,866,110
DB Master Finance LLC, "A2I", Series 2019-1A, 144A, 3.787%, 5/20/2049 (b)	3,180,000	3,188,588
Dell Equipment Finance Trust:
"C", Series 2017-2, 144A, 2.73%, 10/24/2022	2,000,000	1,992,983
"C", Series 2018-1,144A, 3.53%, 6/22/2023	2,000,000	2,015,331
"AR", Series 2013-11A, 144A, 3-month USD-LIBOR + 1.160%, 3.932% *, 7/23/2029	14,300,000	14,303,318
"C", Series 2018-2, 144A, 3.72%, 10/22/2023	3,000,000	3,055,477
Domino's Pizza Master Issuer LLC, "A2II", Series 2017-1A, 144A, 3.082%, 7/25/2047	11,820,000	11,676,978
Flatiron CLO Ltd., "B", Series 2018-1A, 144A, 3-month USD-LIBOR + 1.350%, 4.123% *, 4/17/2031	4,500,000	4,384,246
LCM LP, "BR2", Series 2016-A, 144A, 3-month USD-LIBOR + 1.750%, 4.537% *, 10/15/2031	2,960,000	2,929,559
Madison Park Funding XII Ltd., "AR", Series 2014-12A, 144A, 3-month USD-LIBOR + 1.260%, 4.021% *, 7/20/2026	3,565,187	3,565,329
Milos CLO Ltd., "A", Series 2017-1A, 144A, 3-month USD-LIBOR + 1.250%, 4.011% *, 10/20/2030	3,500,000	3,498,295
Neuberger Berman CLO XVII Ltd., "A2R2", Series 2014-18A, 144A, 3-month USD-LIBOR + 1.700%, 4.461% *, 10/21/2030	2,700,000	2,653,636
Neuberger Berman Loan Advisers CLO Ltd.:
"A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.400%, 3.986% *, 10/19/2031	3,000,000	2,942,148
"B", Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 4.187% *, 1/15/2030	5,250,000	5,095,949
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	2,475,401	2,470,134
Octagon Investment Partners XVI Ltd., "BR", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 4.373% *, 7/17/2030	6,000,000	5,912,454
Taco Bell Funding LLC, "A2I", Series 2018-1A, 144A, 4.318%, 11/25/2048	5,955,075	6,127,177
Venture XXX CLO Ltd., "A2", Series 2017-30A, 144A, 3-month USD-LIBOR + 1.350%, 4.137% *, 1/15/2031	10,000,000	9,791,310
Voya CLO Ltd.:
"A1R", Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 3.68% *, 1/18/2029	4,170,000	4,135,468
"A1R", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 4.023% *, 4/17/2030	3,000,000	2,990,988
"A2AR", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.650%, 4.423% *, 4/17/2030	5,000,000	4,930,900
"A3R", Series 2016-3A, 144A, 3-month USD-LIBOR + 1.750%, 4.53% *, 10/18/2031	7,500,000	7,458,885
		147,265,576
Student Loans 0.1%
SLM Student Loan Trust, "A4", Series 2008-5, 3-month USD-LIBOR + 1.700%, 4.471% *, 7/25/2023	1,418,328	1,436,751
Total Asset-Backed (Cost $255,933,505)		254,879,767
Commercial Mortgage-Backed Securities 3.8%
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 3.914% *, 6/15/2035	6,000,000	5,977,382
BAMLL Commercial Mortgage Securities Trust, "B", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.150%, 3.634% *, 9/15/2034	9,200,000	9,172,453
BBCMS Mortgage Trust, "A", Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 3.206% *, 3/15/2037	6,000,000	5,943,623
BHMS Mortgage Trust, "A", Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.250%, 3.734% *, 7/15/2035	3,500,000	3,494,471
BX Commercial Mortgage Trust, "C", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.100%, 3.584% *, 11/15/2035	2,130,501	2,126,494
BX Trust, "A", Series 2017-IMC, 144A, 1-month USD-LIBOR + 1.050%, 3.534% *, 10/15/2032	2,300,000	2,292,750
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.584% *, 11/15/2034	6,210,000	6,145,912
Citigroup Commercial Mortgage Trust, "M", Series 2005-EMG, 144A, 5.5%, 9/20/2051 (c)	198,452	188,013
Cold Storage Trust, "A", Series 2017-ICE3, 144A, 1-month USD-LIBOR + 1.000%, 3.484% *, 4/15/2036	10,000,000	10,000,082
DBCG Mortgage Trust, "A", Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 3.184% *, 6/15/2034	6,260,000	6,232,571
DBGS Mortgage Trust, "B", Series 2018-5BP,144A, 1-month USD-LIBOR + 0.830%, 3.314% *, 6/15/2033	4,500,000	4,426,712
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 0.929% *, 8/25/2026	23,659,671	1,364,167
"X1", Series K722, Interest Only, 1.309% *, 3/25/2023	15,215,140	633,027
GE Capital Commercial Mortgage Corp., "J", Series 2005-C2, 144A, 5.886% *, 5/10/2043	50,446	50,188
Hospitality Mortgage Trust, "A", Series 2017-HIT, 144A, 1-month USD-LIBOR + 0.850%, 3.342% *, 5/8/2030	3,545,000	3,540,534
IMT Trust, "BFL", Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 3.434% *, 6/15/2034	8,000,000	7,972,854
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.734% *, 1/15/2033	2,200,000	2,187,798
LB-UBS Commercial Mortgage Trust, "E", Series 2005-C3, 4.983%, 7/15/2040	1,738,736	1,746,023
LSTAR Commercial Mortgage Trust, "A1", Series 2016-4, 144A, 1.823%, 3/10/2049	3,922,619	3,861,752
Merrill Lynch Mortgage Trust, "G", Series 2005-MKB2, 144A, 6.527% *, 9/12/2042	5,677,086	5,747,413
Morgan Stanley Capital I Trust:
"B", Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.200%, 3.693% *, 7/15/2035	2,353,200	2,338,448
"B", Series 2017-JWDR, 144A, 1-month USD-LIBOR + 1.200%, 3.684% *, 11/15/2034	6,000,000	5,969,879
"E", Series 2005-IQ10, 144A, 5.812% *, 9/15/2042	2,869,852	2,924,904
Natixis Commercial Mortgage Securities Trust, "B", Series 2018-850T, 144A, 1-month USD-LIBOR + 0.953%, 3.438% *, 7/15/2033	6,500,000	6,434,284
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.219% *, 12/15/2050	40,672,781	2,782,645
"XA", Series 2017-C1, Interest Only, 1.752% *, 6/15/2050	37,799,156	3,607,015
Total Commercial Mortgage-Backed Securities (Cost $108,663,137)		107,161,394
Collateralized Mortgage Obligations 1.7%
Ellington Financial Mortgage Trust, "A1FX", Series 2018-1, 144A, 4.14%, 10/25/2058	2,336,028	2,352,133
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C04, 1-month USD-LIBOR + 1.450%, 3.936% *, 1/25/2029	1,227,444	1,232,022
"1M1", Series 2016-C03, 1-month USD-LIBOR + 2.000%, 4.486% *, 10/25/2028	603,148	607,729
Federal National Mortgage Association:
"FB", Series 1996-44, 1-month USD-LIBOR + 0.800%, 3.286% *, 9/25/2023	40,192	40,343
"CB", Series 2007-5, 4.25%, 2/25/2037	5,617,433	5,895,036
Flagstar Mortgage Trust, "A4", Series 2018-4, 144A, 4.0%, 7/25/2048	3,978,615	4,024,192
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M1", Series 2017-DNA1, 1-month USD-LIBOR + 1.200%, 3.686% *, 7/25/2029	1,698,932	1,706,145
"M2", Series 2016-DNA4, 1-month USD-LIBOR + 1.300%, 3.786% *, 3/25/2029	3,631,043	3,648,614
"M2", Series 2016-DNA3, 1-month USD-LIBOR + 2.000%, 4.486% *, 12/25/2028	1,707,429	1,721,268
"M2", Series 2016-DNA2, 1-month USD-LIBOR + 2.200%, 4.686% *, 10/25/2028	1,231,621	1,237,958
"M2", Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 5.336% *, 4/25/2028	2,347,372	2,403,200
"M2", Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 5.386% *, 7/25/2028	3,237,113	3,293,341
JPMorgan Mortgage Trust:
"A15", Series 2018-9, 144A, 4.0%, 2/25/2049	2,241,247	2,269,300
"A15", Series 2018-LTV1, 144A, 4.5%, 4/25/2049	1,172,476	1,194,754
New Residential Mortgage Loan, "A1", Series 2009-NQM2, 144A, 3.6%, 4/25/2049	2,690,000	2,700,117
Sequoia Mortgage Trust, "A10", Series 2019-CH1, 144A, 4.0%, 3/25/2049	5,808,362	5,937,810
Verus Securitization Trust:
"A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059	3,956,523	3,955,231
"A1", Series 2018-INV1, 144A, 3.626%, 3/25/2058	3,427,738	3,426,908
Total Collateralized Mortgage Obligations (Cost $47,536,590)		47,646,101
Government & Agency Obligations 43.4%
Other Government Related (d) 1.1%
Africa Finance Corp., 144A, 4.375%, 4/29/2020	7,000,000	7,060,550
Banque Ouest Africaine de Developpement, 144A, 5.5%, 5/6/2021	3,200,000	3,291,200
Eurasian Development Bank:
144A, 4.767%, 9/20/2022	3,000,000	3,049,524
144A, 5.0%, 9/26/2020	2,163,000	2,195,704
Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019	2,950,000	2,950,000
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,770,000	1,983,391
Vnesheconombank, 144A, 6.902%, 7/9/2020 (a)	9,913,000	10,162,808
		30,693,177
Sovereign Bonds 0.1%
Export-Import Bank of Korea, 3.5%, 11/27/2021	1,455,000	1,481,030
Republic of Sri Lanka, 144A, 6.85%, 3/14/2024	1,200,000	1,223,527
		2,704,557
U.S. Treasury Obligations 42.2%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield, 2.425% *, 1/31/2020 (e)	299,000,000	298,847,561
3-month U.S. Treasury Bill Money Market Yield + 0.033%, 2.458% *, 4/30/2020 (e)	125,000,000	124,921,782
3-month U.S. Treasury Bill Money Market Yield + 0.043%, 2.468% *, 7/31/2020 (e)	50,000,000	49,953,691
3-month U.S. Treasury Bill Money Market Yield + 0.045%, 2.47% *, 10/31/2020 (e)	110,000,000	109,841,437
3-month U.S. Treasury Bill Money Market Yield + 0.048%, 2.473% *, 10/31/2019	200,000,000	199,998,920
U.S. Treasury Notes:
0.875%, 9/15/2019	50,000,000	49,648,438
1.0%, 11/30/2019	50,000,000	49,531,250
1.625%, 4/30/2023	50,000,000	48,800,781
2.0%, 6/30/2024	50,000,000	49,343,750
2.25%, 1/31/2024	25,000,000	24,998,047
2.5%, 8/15/2023	50,000,000	50,535,156
2.5%, 1/31/2024	50,000,000	50,582,031
2.75%, 5/31/2023	50,000,000	51,009,766
3.625%, 8/15/2019	50,000,000	50,205,078
		1,208,217,688
Total Government & Agency Obligations (Cost $1,238,939,712)		1,241,615,422
Loan Participations and Assignments 1.4%
Senior Loans *
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.749%, 2/16/2024	734,267	723,862
Acadia Healthcare Co., Inc., Term Loan B3, 1-month USD LIBOR + 2.500%, 4.999%, 2/11/2022	474,545	471,579
Advantage Sales & Marketing, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.749%, 7/23/2021	71,339	60,894
Albertson's LLC, Term Loan B6, 1-month USD LIBOR + 3.000%, 5.479%, 6/22/2023	259,453	257,573
Allied Universal Holdco LLC, Term Loan, 1-month USD LIBOR + 3.750%, 6.249%, 7/28/2022	64,833	62,856
Almonde, Inc., First Lien Term Loan, 3-month USD LIBOR + 3.500%, 6.101%, 6/13/2024	246,328	238,104
Altice Financing SA, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 5.241%, 1/31/2026	198,636	189,945
Altra Industrial Motion Corp., Term Loan B, 1-month USD LIBOR + 2.000%, 4.499%, 10/1/2025	365,795	359,851
AMC Entertainment Holdings Inc., Term Loan B, USD LIBOR + 3.000%, 3/14/2026 (f)	135,000	134,224
AMC Entertainment Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.250%, 4.734%, 12/15/2023	172,490	172,598
American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 4.484%, 12/14/2023	658,431	647,073
American Axle and Manufacturing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.74%, 4/6/2024	112,212	109,850
American Builders & Contractors Supply Co., Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.499%, 10/31/2023	519,697	507,962
AmWINS Group, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.750%, 5.243%, 1/25/2024	22,315	22,061
Term Loan B, 1-month USD-LIBOR + 2.750%, 5.249%, 1/25/2024	75,435	74,580
Aramark Services, Inc., Term Loan B2, 1-month USD LIBOR + 1.750%, 4.249%, 3/28/2024	200,805	199,582
Aristocrat Technologies, Inc., First Lien Term Loan, 3-month USD LIBOR + 1.750%, 4.526%, 10/19/2024	181,971	178,900
Astoria Energy LLC, Term Loan B, 1-month USD LIBOR + 4.000%, 6.5%, 12/24/2021	194,310	194,766
Asurion LLC:
Term Loan B4, 1-month USD LIBOR + 3.000%, 5.499%, 8/4/2022	415,661	414,252
Term Loan B6, 1-month USD LIBOR + 3.000%, 5.499%, 11/3/2023	373,627	372,501
Avaya, Inc.:
Term Loan B, 1-month USD-LIBOR + 4.250%, 6.734%, 12/15/2024	52,836	52,698
Term Loan B, 2-month USD-LIBOR + 4.250%, 6.849%, 12/15/2024	31,949	31,866
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B3, 1-month USD LIBOR + 2.000%, 4.488%, 1/15/2025	656,978	652,605
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3-month USD LIBOR + 1.750%, 4.351%, 6/1/2024	990,000	970,512
Banff Merger Sub, Inc., Term Loan B, 3-month USD LIBOR + 4.250%, 6.851%, 10/2/2025	74,812	73,413
Bass Pro Group LLC, Term Loan B, 1-month USD LIBOR + 5.000%, 7.499%, 9/25/2024	104,470	102,328
Beacon Roofing Supply, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.749%, 1/2/2025	314,198	306,670
Belron Finance U.S. LLC, Term Loan B, 3-month USD LIBOR + 2.250%, 4.989%, 11/7/2024	63,045	62,415
Berry Global, Inc., Term Loan T, 1-month USD LIBOR + 1.750%, 4.243%, 1/6/2021	500,000	498,817
BJ's Wholesale Club, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.499%, 2/3/2024	104,737	104,618
Brand Energy & Infrastructure Services, Inc.:
Term Loan, 3-month USD-LIBOR + 4.250%, 6.812%, 6/21/2024	1,331	1,278
Term Loan, 2-month USD-LIBOR + 4.250%, 6.896%, 6/21/2024	81,291	78,085
Term Loan, 3-month USD-LIBOR + 4.250%, 7.011%, 6/21/2024	91,693	88,076
BrightView Landscapes LLC:
First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.999%, 8/15/2025	150,285	149,658
First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 5.0%, 8/15/2025	178,374	177,630
Burlington Coat Factory Warehouse Corp., Term Loan B5, 1-month USD LIBOR + 2.000%, 4.5%, 11/17/2024	400,590	397,836
BWAY Holding Co., Term Loan B, 3-month USD LIBOR + 3.250%, 6.033%, 4/3/2024	196,992	192,683
Cabot Microelectronics Corp., Term Loan B, 1-month USD LIBOR + 2.250%, 4.75%, 11/14/2025	66,867	66,784
Caesars Entertainment Operating Co., Term Loan, 1-month USD LIBOR + 2.000%, 4.499%, 10/6/2024	494,987	484,716
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 5.249%, 12/22/2024	317,234	313,551
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 5.11%, 1/15/2024	267,361	265,161
Camelot UK Holdco Ltd., Term Loan, 1-month USD LIBOR + 3.250%, 5.746%, 10/3/2023	244,640	243,697
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.249%, 1/31/2025	508,853	499,950
Change Healthcare Holdings LLC, Term Loan B, 1-month USD LIBOR + 2.750%, 5.249%, 3/1/2024	480,000	474,377
Charter Communications Operating LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.5%, 4/30/2025	888,750	883,920
Clark Equipment Co., Term Loan B, 3-month USD LIBOR + 2.000%, 4.601%, 5/18/2024	63,510	62,493
Colorado Buyer, Inc., Term Loan B, 3-month USD LIBOR + 3.000%, 5.6%, 5/1/2024	92,109	89,423
Covia Holdings Corp., Term Loan, 3-month USD LIBOR + 3.750%, 6.16%, 6/1/2025	126,141	108,146
Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.500%, 4.999%, 2/28/2025	347,743	340,303
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.734%, 7/17/2025	589,500	573,710
DAE Aviation Holdings, Inc.:
Term Loan, USD LIBOR + 4.000%, 1/23/2026 (f)	42,038	42,111
Term Loan B, USD LIBOR + 4.000%, 1/23/2026 (f)	76,433	76,566
Deerfield Dakota Holding LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 5.749%, 2/13/2025	84,786	83,285
Dell International LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.5%, 9/7/2023	794,386	786,379
Delta 2 (LUX) S.a.r.l., Term Loan, 1-month USD LIBOR + 2.500%, 4.999%, 2/1/2024	439,430	424,489
DTZ U.S. Borrower LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 5.749%, 8/21/2025	179,100	177,981
Edelman Financial Center LLC, First Lien Term Loan, 3-month USD LIBOR + 3.250%, 6.037%, 7/21/2025	64,837	64,412
Eldorado Resorts LLC, Term Loan B, 2-month USD LIBOR + 2.250%, 4.875%, 4/17/2024	212,478	210,952
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD LIBOR + 4.250%, 6.75%, 4/29/2024	143,904	141,656
Energizer Holdings, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 4.734%, 12/17/2025	312,310	309,187
Envision Healthcare Corp., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 6.249%, 10/10/2025	229,425	215,182
EWT Holdings III Corp., Term Loan, 1-month USD LIBOR + 3.000%, 5.499%, 12/20/2024	39,365	38,971
ExGen Renewables IV LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 5.63%, 11/28/2024	29,799	28,020
Filtration Group Corp., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.499%, 3/29/2025	77,990	77,665
Financial & Risk U.S. Holdings, Inc., Term Loan, 1-month USD LIBOR + 3.750%, 6.249%, 10/1/2025	64,838	63,066
First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.486%, 4/26/2024	806,465	805,042
Flex Acquisition Company, Inc.:
First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 5.489%, 12/29/2023	265	257
First Lien Term Loan, 3-month USD-LIBOR + 3.000%, 5.626%, 12/29/2023	103,939	100,929
Flexential Intermediate Corp., First Lien Term Loan, 3-month USD LIBOR + 3.500%, 6.101%, 8/1/2024	64,672	59,438
Forterra Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.499%, 10/25/2023	44,983	41,561
Frontier Communications Corp., Term Loan B1, 1-month USD LIBOR + 3.750%, 6.25%, 6/15/2024	196,500	192,324
Garda World Security Corp.:
Term Loan, 3-month USD-LIBOR + 3.500%, 6.115%, 5/24/2024	419,667	415,156
Term Loan, Prime Rate + 2.500%, 8.0%, 5/24/2024	1,071	1,059
Gentiva Health Services, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 6.25%, 7/2/2025	189,241	189,951
GFL Environmental, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.499%, 5/30/2025	183,663	177,981
Global Payments Inc., Term Loan B4, 1-month USD LIBOR + 1.750%, 4.249%, 10/17/2025	129,675	128,378
Golden Nugget, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.750%, 5.234%, 10/4/2023	204,388	202,648
Term Loan B, 1-month USD-LIBOR + 2.750%, 5.249%, 10/4/2023	256,189	254,008
Term Loan B, Prime Rate + 1.750%, 7.25%, 10/4/2023	1,242	1,231
Gray Television, Inc., Term Loan C, 1-month USD LIBOR + 2.500%, 4.982%, 1/2/2026	219,450	217,359
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 1-week USD LIBOR + 2.250%, 4.66%, 1/31/2025	588,000	585,092
Gulf Finance LLC:
Term Loan B, 1-month USD-LIBOR + 5.250%, 7.75%, 8/25/2023	29,996	24,028
Term Loan B, 3-month USD-LIBOR + 5.250%, 7.859%, 8/25/2023	17,957	14,385
H.B. Fuller Co., Term Loan B, 1-month USD LIBOR + 2.000%, 4.488%, 10/20/2024	367,621	361,763
Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.999%, 8/18/2023	50,000	48,958
HCA, Inc., Term Loan B10, 1-month USD LIBOR + 2.000%, 4.499%, 3/13/2025	297,109	297,134
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 1.750%, 4.236%, 10/25/2023	420,000	419,509
Horizon Pharma, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.5%, 3/29/2024	97,993	98,147
Hub International Ltd., Term Loan B, 3-month USD LIBOR + 2.750%, 5.515%, 4/25/2025	170,143	164,844
Hudson's Bay Co., Term Loan B, 1-month USD LIBOR + 3.250%, 5.739%, 9/30/2022	149,770	146,447
Ineos U.S. Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.499%, 3/31/2024	405,890	399,316
ION Media Networks, Inc., Term Loan B3, 1-month USD LIBOR + 2.750%, 5.25%, 12/18/2020	442,622	442,069
IQVIA, Inc., Term Loan B2, 3-month USD LIBOR + 2.000%, 4.601%, 1/17/2025	127,148	126,957
JBS USA LLC:
Term Loan B, 1-month USD-LIBOR + 2.500%, 4.982%, 10/30/2022	528,894	526,085
Term Loan B, 1-month USD-LIBOR + 2.500%, 4.999%, 10/30/2022	89,093	88,620
Jeld-Wen, Inc., First Lien Term Loan, 3-month USD LIBOR + 2.000%, 4.601%, 12/14/2024	93,036	91,796
KAR Auction Services, Inc., Term Loan B5, 3-month USD LIBOR + 2.500%, 5.125%, 3/9/2023	420,000	419,475
Kronos, Inc., Term Loan B, 3-month USD LIBOR + 3.000%, 5.736%, 11/1/2023	387,974	385,037
Lands' End, Inc., Term Loan B, 1-month USD LIBOR + 3.250%, 5.749%, 4/4/2021	44,882	43,115
Level 3 Financing, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 4.736%, 2/22/2024	900,000	890,716
LPL Holdings, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.250%, 4.737%, 9/23/2024	266,316	264,541
MA FinanceCo., LLC, Term Loan B3, 1-month USD LIBOR + 2.500%, 4.999%, 6/21/2024	31,922	31,172
Mallinckrodt International Finance SA, Term Loan B, 3-month USD LIBOR + 2.750%, 5.351%, 9/24/2024	131,258	122,439
Mediacom Illinois LLC, Term Loan N, 1-week USD LIBOR + 1.750%, 4.16%, 2/15/2024	418,555	413,978
MEG Energy Corp., Term Loan B, 1-month USD LIBOR + 3.500%, 6.0%, 12/31/2023	90,720	90,749
Messer Industries GmbH, Term Loan, 3-month USD LIBOR + 2.500%, 5.101%, 3/1/2026	105,000	103,032
MGM Growth Properties Operating Partnership LP, Term Loan B, 1-month USD LIBOR + 2.000%, 4.499%, 3/21/2025	229,409	226,644
Mission Broadcasting, Inc., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.752%, 1/17/2024	43,927	43,313
MPH Acquisition Holdings LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 5.351%, 6/7/2023	177,414	172,134
Multi Color Corp., Term Loan B, 1-month USD LIBOR + 2.000%, 4.499%, 10/31/2024	35,502	35,463
NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.749%, 10/20/2025	109,725	109,039
Nexstar Broadcasting, Inc., Term Loan B3, 3-month USD LIBOR + 2.250%, 4.746%, 1/17/2024	270,915	267,125
Nielsen Finance LLC, Term Loan B4, 1-month USD LIBOR + 2.000%, 4.493%, 10/4/2023	497,468	489,454
NRG Energy, Inc., Term Loan B, 1-month USD LIBOR + 1.750%, 4.249%, 6/30/2023	497,698	492,636
Numericable Group SA, Term Loan B11, 1-month USD LIBOR + 2.750%, 5.249%, 7/31/2025	491,250	458,091
Parexel International Corp., Term Loan B, 1-month USD LIBOR + 2.750%, 5.249%, 9/27/2024	204,676	197,696
Penn National Gaming, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.250%, 4.749%, 10/15/2025	44,656	44,265
Prime Security Services Borrower LLC, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 5.249%, 5/2/2022	139,291	138,073
Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 5.249%, 11/15/2023	311,896	305,101
Rexnord LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.499%, 8/21/2024	195,252	193,644
Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 5.249%, 2/5/2023	526,530	521,326
Sabre GLBL, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.499%, 2/22/2024	497,481	494,606
SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.5%, 4/11/2025	482,603	473,144
Scientific Games International, Inc.:
Term Loan B5, 1-month USD-LIBOR + 2.750%, 5.249%, 8/14/2024	20,122	19,631
Term Loan B5, 2-month USD-LIBOR + 2.750%, 5.329%, 8/14/2024	83,828	81,785
Seattle Spinco, Inc., Term Loan B3, 1-month USD LIBOR + 2.500%, 4.999%, 6/21/2024	215,578	210,512
Sedgwick Claims Management Services, Inc., Term Loan B, 1-month USD LIBOR + 3.250%, 5.749%, 12/31/2025	110,000	107,926
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 5.0%, 2/2/2024	989,521	965,772
SRS Distribution Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.749%, 5/23/2025	79,600	76,184
SS&C Technologies Holdings Europe S.a.r.l., Term Loan B4, 1-month USD LIBOR + 2.250%, 4.749%, 4/16/2025	81,567	81,018
SS&C Technologies, Inc.:
Term Loan B3, 1-month USD LIBOR + 2.250%, 4.749%, 4/16/2025	113,446	112,681
Term Loan B5, 1-month USD LIBOR + 2.250%, 4.749%, 4/16/2025	9,949	9,878
Staples, Inc., Term Loan B, 1-month USD LIBOR + 4.000%, 6.489%, 9/12/2024	77,589	77,103
Stars Group Holdings B.V., Term Loan, USD LIBOR + 3.5%, 7/10/2025 (f)	121,172	121,158
Telesat Canada, Term Loan B4, 3-month USD LIBOR + 2.500%, 5.11%, 11/17/2023	238,703	236,077
Tempo Acquisition LLC, Term Loan, 1-month USD LIBOR + 3.000%, 5.499%, 5/1/2024	295,489	293,126
Tenneco, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.249%, 10/1/2025	127,673	122,087
The Chemours Co., Term Loan B, 1-month USD LIBOR + 1.750%, 4.25%, 4/3/2025	321,009	318,299
The Dayton Power & Light Co., Term Loan B, 1-month USD LIBOR + 2.000%, 4.5%, 8/24/2022	97,750	97,750
The Geo Group, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.5%, 3/22/2024	196,000	187,630
Titan Acquisition Ltd., Term Loan B, 1-month USD LIBOR + 3.000%, 5.499%, 3/28/2025	89,773	83,736
TKC Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 6.25%, 2/1/2023	102,990	101,317
TransDigm, Inc., Term Loan E, 1-month USD LIBOR + 2.500%, 4.999%, 5/30/2025	961,608	938,221
Travelport Finance (Luxembourg) S.a.r.l., Term Loan B, 3-month USD LIBOR + 2.500%, 5.184%, 3/17/2025	124,341	124,338
Tronox Blocked Borrower LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.499%, 9/23/2024	130,515	130,179
Tronox Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.499%, 9/23/2024	281,872	281,146
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.499%, 6/27/2023	486,250	479,951
United Airlines, Inc., Term Loan B, 1-month USD LIBOR + 1.750%, 4.249%, 4/1/2024	396,962	393,362
Univision Communications, Inc., Term Loan C5, 1-month USD LIBOR + 2.750%, 5.249%, 3/15/2024	155,785	147,151
UPC Financing Partnership, Term Loan AR, 1-month USD LIBOR + 2.500%, 4.984%, 1/15/2026	183,241	183,109
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.481%, 6/2/2025	472,516	470,029
Verifone Systems, Inc., First Lien Term Loan, 3-month USD LIBOR + 4.000%, 6.683%, 8/20/2025	235,402	232,312
Verscend Holding Corp., Term Loan B, 1-month USD LIBOR + 4.500%, 6.999%, 8/27/2025	102,945	102,430
Virgin Media Bristol LLC, Term Loan K, 1-month USD LIBOR + 2.500%, 4.984%, 1/15/2026	281,538	278,873
Vistra Operations Company LLC:
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.482%, 12/31/2025	150,000	148,013
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.499%, 12/31/2025	53,463	52,754
Wand NewCo 3, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.500%, 5.982%, 2/5/2026	105,000	105,249
Weight Watchers International, Inc., Term Loan B, 3-month USD LIBOR + 4.750%, 7.56%, 11/29/2024	158,259	151,583
Welbilt, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.999%, 10/23/2025	133,000	131,338
Western Digital Corp., Term Loan B4, 1-month USD LIBOR + 1.750%, 4.249%, 4/29/2023	214,458	209,186
WMG Acquisition Corp., Term Loan F, 1-month USD LIBOR + 2.125%, 4.624%, 11/1/2023	160,000	156,950
Worldpay LLC:
First Lien Term Loan B4, 1-week USD-LIBOR + 1.750%, 4.159%, 8/9/2024	139,324	139,212
First Lien Term Loan B5, 1-month USD-LIBOR + 1.750%, 4.234%, 8/9/2024	264,123	263,910
XPO Logistics, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.499%, 2/24/2025	350,000	344,600
Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 4.749%, 1/19/2024	808,475	805,160
Ziggo Secured Finance Partnership, Term Loan E, 1-month USD LIBOR + 2.500%, 4.984%, 4/15/2025	500,000	487,708
Total Loan Participations and Assignments (Cost $41,134,873)		40,589,268
Short-Term U.S. Treasury Obligations 2.8%
U.S. Treasury Bills:
2.366% **, 8/15/2019 (g)	20,000,000	19,819,989
2.368% **, 8/15/2019 (g)	267,000	264,597
2.377% **, 8/15/2019 (g)	500,000	495,500
2.442% **, 8/15/2019 (g)	40,000,000	39,639,977
2.514% **, 8/15/2019 (g)	20,000,000	19,819,989
2.573% **, 10/10/2019	990,000	977,744
2.574% **, 10/10/2019	30,000	29,628
Total Short-Term U.S. Treasury Obligations (Cost $81,028,478)		81,047,424
	Contracts/ Notional Amount	Value ($)
Put Options Purchased 0.0%
Options on Exchange-Traded Future Contracts
Copper LME Futures, Expiration Date 5/1/2019, Strike Price $6,000.0 (Cost $325,684)	200 30,000,000	50,000
	Shares	Value ($)
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (h) (i) (Cost $14,049,442)	14,049,442	14,049,442
Cash Equivalents 11.4%
DWS Central Cash Management Government Fund, 2.47% (h)	184,063,195	184,063,195
DWS ESG Liquidity Fund "Capital Shares", 2.64% (h)	142,231,288	142,245,511
Total Cash Equivalents (Cost $326,305,148)		326,308,706
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $2,882,060,492)	100.8	2,881,867,631
Other Assets and Liabilities, Net	(0.8)	(23,203,947)
Net Assets	100.0	2,858,663,684

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 6/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (h) (i)
6,590,588	7,458,854 (j)	—	—	—	22,749	—	14,049,442	14,049,442
Cash Equivalents 11.4%
DWS Central Cash Management Government Fund, 2.47% (h)
298,281,399	2,210,650,340	2,324,868,544	—	—	2,466,992	—	184,063,195	184,063,195
DWS ESG Liquidity Fund “Capital Shares”, 2.64% (h)
80,603,636	61,639,842	—	—	2,033	1,793,902	—	142,231,288	142,245,511
385,475,623	2,279,749,036	2,324,868,544	—	2,033	4,283,643	—	340,343,925	340,358,148

* Variable or floating rate security. These securities are shown at their current rate as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Annualized yield at time of purchase; not a coupon rate.
(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $13,461,487, which is 0.5% of net assets.
(b) When-issued, delayed delivery or forward commitment securities included.
(c) Investment was valued using significant unobservable inputs.
(d) Government-backed debt issued by financial companies or government sponsored enterprises.
(e) At March 31, 2019, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(f) All or a portion of the security represents unsettled loan commitments at March 31, 2019 where the rate will be determined at the time of settlement.
(g) At March 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
LME: London Metal Exchange
Prime Rate: Interest rate charged by banks to their most credit worthy customers.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
ULS: Ultra-Low Sulfur
WTI: West Texas Intermediate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At March 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Aluminum Futures	USD	6/28/2019	1,100	52,500,299	52,580,000	79,701
Copper Futures	USD	4/4/2019	400	58,703,780	64,881,700	6,177,920
Copper Futures	USD	6/19/2019	400	63,891,780	64,865,000	973,220
Gold 100 oz. Futures	USD	6/26/2019	160	20,771,731	20,776,000	4,269
Soybean Meal Futures	USD	7/12/2019	334	10,346,502	10,354,000	7,498
Wheat Futures	USD	5/14/2019	2,000	45,502,240	45,775,000	272,760
Zinc Futures	USD	4/29/2019	800	52,566,260	59,288,800	6,722,540
Total unrealized appreciation						14,237,908
At March 31, 2019, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Note	USD	6/28/2019	104	11,946,743	12,046,125	(99,382)
Copper Futures	USD	4/4/2019	400	63,888,220	64,881,700	(993,480)
Nickel Futures	USD	6/28/2019	675	52,115,029	52,585,200	(470,171)
Zinc Futures	USD	4/29/2019	800	53,556,280	59,288,800	(5,732,520)
Total unrealized depreciation						(7,295,553)

At March 31, 2019, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts		Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation ($)
Call Options
Copper LME Futures	200	USD	5/1/2019	7,000.0	35,000,000	199,316	(57,500)	141,816
Put Options
Copper LME Futures (c)	200	USD	5/1/2019	5,800.0	29,000,000	149,316	(5,460)	143,856
Total						348,632	(62,960)	285,672

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At March 31, 2019, open commodity-linked swap contracts were as follows:

Bilateral Swaps
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (k)
Long Positions
Barclays EFS-Commodity Strategy Basket Index/BEFSCB084	4/12/2019	Barclays Bank PLC	40,000,000	(0.00%)	At Expiration	(154,919)
Barclays-Commodity Strategy 1500 Index/BXCS1500	4/12/2019	Barclays Bank PLC	194,100,000	(0.48%)	At Expiration	(700,480)
Barclays-Commodity Strategy 1610 Index/BXCS1610	4/12/2019	Barclays Bank PLC	152,780,000	(0.57%)	At Expiration	(107,437)
Barclays-Commodity Strategy 1610 Index/BXCS1721	4/12/2019	Barclays Bank PLC	65,480,000	(0.55%)	At Expiration	231,488
Bloomberg Brent Crude Sub Index/BCOMCO	4/12/2019	Goldman Sachs & Co.	28,852,000	(0.08%)	At Expiration	106,590
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/12/2019	BNP Paribas	36,560,000	(0.14%)	At Expiration	(120,286)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/12/2019	Canadian Imperial Bank of Commerce	67,780,000	(0.18%)	At Expiration	(224,336)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/12/2019	Credit Suisse	76,180,000	(0.16%)	At Expiration	(251,388)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/12/2019	Merrill Lynch International Ltd.	101,060,000	(0.12%)	At Expiration	(331,503)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/12/2019	Goldman Sachs & Co.	50,530,000	(0.13%)	At Expiration	(166,000)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/12/2019	BNP Paribas	85,320,000	(0.16%)	At Expiration	(282,554)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/12/2019	Macquarie Bank Ltd.	85,320,000	(0.17%)	At Expiration	(282,973)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/12/2019	Morgan Stanley	73,130,000	(0.20%)	At Expiration	(243,623)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/12/2019	Merrill Lynch International Ltd.	33,690,000	(0.19%)	At Expiration	(112,068)
Bloomberg Commodity Index/BCOM	4/12/2019	Macquarie Bank Ltd.	36,560,000	(0.12%)	At Expiration	(119,100)
Bloomberg Commodity Index/BCOM	4/12/2019	JPMorgan Chase Securities, Inc.	37,310,000	(0.09%)	At Expiration	(120,992)
Bloomberg Commodity Index/BCOM	4/12/2019	Goldman Sachs & Co.	25,270,000	(0.10%)	At Expiration	(82,072)
Bloomberg Commodity Index/BCOM	4/12/2019	Morgan Stanley	48,750,000	(0.12%)	At Expiration	(158,810)
BofA Merrill Lynch Commodity Excess Return Strategy Index/MLCXAKLE	4/12/2019	Merrill Lynch International Ltd.	163,690,000	(0.35%)	At Expiration	417,403
BofA Merrill Lynch Commodity Excess Return Strategy Index/MLCXAPRE	4/12/2019	Merrill Lynch International Ltd.	33,690,000	(0.14%)	At Expiration	(110,124)
CIBC Commodity Backwardation 1 Year Broad Diversified Excess Return Index/CIBZB1BD	4/12/2019	Canadian Imperial Bank of Commerce	95,490,000	(0.32%)	At Expiration	48,183
Citi CIS Commodity Index/CICXCOHE	4/12/2019	Citigroup, Inc	54,560,000	(0.10%)	At Expiration	(233,571)
Citi Commoditity Index/CCVENGHE	9/16/2019	Citigroup, Inc	50,000,000	(0.10%)	At Expiration	31,244
Citi Custom CiVICS 7 Excess Return/CVICSER7	4/12/2019	Citigroup, Inc	261,950,000	(0.17%)	At Expiration	(577,200)
Credit Suisse Custom 10 Excess Return Index/CSCUS10E	4/12/2019	Credit Suisse	76,180,000	(0.18%)	At Expiration	(250,438)
Goldman Sachs GSCI Modified Strategy D177/ENHG177P	4/12/2019	Goldman Sachs & Co.	50,530,000	(0.43%)	At Expiration	(85,915)
Goldman Sachs Natural Gas Vol Carry Index 06/GSVLNG06	4/12/2019	Goldman Sachs & Co.	61,380,000	(0.15%)	At Expiration	(35,704)
Goldman Sachs WTI Vol Carry 17/GSVLCL17	4/12/2019	Goldman Sachs & Co.	61,380,000	(0.15%)	At Expiration	353,156
JPMorgan Alpha Select Alternative Benchmark Index/JMABDJSE	4/12/2019	JPMorgan Chase Securities, Inc.	57,290,000	(0.33%)	At Expiration	82,285
JPMorgan Alpha Select Backwardation Excess Return/JBACDJSA	4/12/2019	JPMorgan Chase Securities, Inc.	38,190,000	(0.65%)	At Expiration	164,403
Macquarie Vol Product 2CO2/VMAC2CO2	4/12/2019	Macquarie Bank Ltd.	46,249,113	(0.20%)	At Expiration	945,062
Macquarie Vol Product 2NG34/VMAC2NG34	4/12/2019	Macquarie Bank Ltd.	71,016,780	(0.20%)	At Expiration	285,275
Macquarie Vol Product 3GC1/VMAC3GC1	4/12/2019	Macquarie Bank Ltd.	62,670,940	(0.20%)	At Expiration	98,236
RBC Broad Basket Scarcity Allocator Long/Short Alpha Index – F3/RBCABAE3	4/12/2019	Royal Bank of Canada	68,200,000	(0.40%)	At Expiration	(95,326)
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	4/12/2019	Royal Bank of Canada	32,970,000	(0.11%)	At Expiration	(107,289)
RBC Enhanced Commodity D01 Excess Return Index/RBCADC01	4/12/2019	Royal Bank of Canada	32,970,000	(0.20%)	At Expiration	(110,895)
RBC Enhanced Commodity D03 Index/RBCADC03	4/12/2019	Royal Bank of Canada	43,960,000	(0.15%)	At Expiration	(175,126)
RBC Enhanced Commodity D1E0 Index/RBCAD1E0	4/12/2019	Royal Bank of Canada	68,200,000	(0.2%)	At Expiration	(29,699)
SGI Commodity Dynamic Alpha Index/CICXCOHE	4/12/2019	Societe Generale	47,740,000	(0.19%)	At Expiration	(15,700)
Societe Generale Alpha 1 Custom Excess Return/SGCOA1CE	4/12/2019	Societe Generale	47,740,000	(0.17%)	At Expiration	(45,715)
Societe Generale M Po 4 U Index/SGCOL45E	4/12/2019	Societe Generale	75,180,000	(0.16%)	At Expiration	(252,713)
Societe Generale M Po 4 U Index/SGCOL45E	4/12/2019	Societe Generale	100,250,000	(0.05%)	At Expiration	(365,420)
Societe Generale M Po 4 U Index/SGCOM15E	4/12/2019	Societe Generale	75,180,000	(0.18%)	At Expiration	(265,122)
UBS Custom Commodity Index/UBSIB163	4/12/2019	UBS AG	122,895,000	(0.3)	At Expiration	(757,653)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Commodity Index 3- Month Forward Blend	BCOMF3	43,530,000	17.7	(142,546)
Bloomberg Commodity Index 2- 4-6 Month Forward Blend	BCOMF246	101,570,000	41.3	(355,927)
Bloomberg Corn Subindex	BCOMCN	18,030,000	7.3	(673,608)
Bloomberg Wheat Subindex	BCOMWH	19,330,000	7.9	212,484
Bloomberg Aluminum Subindex	BCOMAL	(27,410,000)	11.2	(86,938)
Bloomberg ULS Diesel Subindex	BCOMHO	(35,920,000)	14.6	288,882
Total UBS Custom Commodity Index				(757,653)

Short Positions
Bloomberg Soybean Meal Subindex 1 Month Forward/BCOMSM1	6/17/2019	JPMorgan Chase Securities, Inc.	10,466,265	(0.17%)	At Expiration	366,158
Total net unrealized depreciation						(3,842,668)

(k)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

Currency Abbreviation

USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2019, the Fund held $570,007,167 in the Subsidiary, representing 17.6% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	$—	$751,957,423	$—	$751,957,423
Mortgage-Backed Securities Pass-Throughs	—	16,562,684	—	16,562,684
Asset-Backed	—	254,879,767	—	254,879,767
Commercial Mortgage-Backed Securities	—	106,973,381	188,013	107,161,394
Collateralized Mortgage Obligations	—	47,646,101	—	47,646,101
Government & Agency Obligations	—	1,241,615,422	—	1,241,615,422
Loan Participations and Assignments	—	40,589,268	—	40,589,268
Short-Term U.S. Treasury Obligations	—	81,047,424	—	81,047,424
Short-Term Investments (l)	340,358,148	—	—	340,358,148
Derivatives (m)
Purchased Options	50,000	—	—	50,000
Futures Contracts	14,237,908	—	—	14,237,908
Commodity-Linked Swap Contracts	—	3,129,483	—	3,129,483
Total	$354,646,056	$2,544,400,953	$188,013	$2,899,235,022
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(7,295,553)	$—	$—	$(7,295,553)
Written Options	(57,500)	—	(5,460)	(62,960)
Commodity-Linked Swap Contracts	—	(6,972,151)	—	(6,972,151)
Total	$(7,353,053)	$(6,972,151)	$(5,460)	$(14,330,664)

During the period ended March 31, 2019, the amount of transfers between Level 3 and Level 2 was $6,000,000. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.
During the period ended March 31, 2019, the amount of transfers between Level 2 and Level 3 was $267,030. The investment was transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.
Transfers between pricing levels are recognized at the beginning of the reporting period.
(l)	See Consolidated Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity-link swap contracts, interest rate swap contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Commodity Contracts	$ 7,041,737	$ (3,842,668)	$ 9,988
Interest Rate Contracts	$ (99,382)	$ —	$ —